As filed with the Securities and Exchange Commission on March 11, 2005

Registration Nos: 2-91948

811-04061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 34

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, as amended

☒	Amendment No. 33

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7026

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel
Secretary

Smith Barney Managed Governments Fund Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	on March 18, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:    Common Stock

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

PART A-Prospectus: Smith Barney Core Plus Bond Fund is incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on January 14, 2004 (Accession No. 0001193125-05-006698).

PART B-Statement of Additional Information: Smith Barney Core Plus Bond Fund is incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on January 14, 2004 (Accession No. 0001193125-05-006698).

PART C-Other Information

Item 22.	Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on June 29, 1984 (File Nos. 2-91948 and 811-4061).

(a) (1)	Registrant’s Articles of Incorporation dated June 18, 1984 are incorporated by reference to the Registration Statement.

(a) (2)	Form of Articles of Amendment to Articles of Incorporation dated August 20, 1984, May 20, 1988, November 4, 1992, November 19, 1992, July 30, 1993 and October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 7, 1994 (“Post-Effective Amendment No. 20”).

(a) (3)	Articles of Amendment to Articles of Incorporation dated June 1, 1998, as filed with the SEC on November 27, 1998 (“Post-Effective Amendment No. 25”).

(a) (4)	Articles of Amendment to Articles of Incorporation dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement filed on November 24, 2004.

(b)	Amended and Restated By-Laws are Incorporated by reference to Post-Effective Amendment No. 31

(c) (1)	Registrant’s form of stock certificate for Class A shares is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 8, 1985 (“Pre-Effective Amendment No. 1”).

(c) (2)	Registrant’s form of stock certificate for Class B shares is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on October 23, 1992 (“Post-Effective Amendment No. 13”).

(d) (1)	Investment Advisory Agreement dated July 30, 1993 between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on September 30, 1993 (“Post-Effective Amendment No. 16”)

(d) (2)	Form of Transfer of Investment Advisory Agreement dated as of November 7, 1994, among Registrant, Mutual Management Corp. and Smith Barney Fund Management LLC. (“SBFM”) is incorporated by reference to Post Effective Amendment No. 21 dated November 30, 1995.

(d) (3)	Subadvisory Agreement with Citigroup Asset Management Limited (“CAM Ltd.”) to be filed by amendment.

(e) (1)	Broker Dealer Contract is incorporated by reference to Post-Effective Amendment No. 26 as filed with the SEC on September 29, 1999 (“Post-Effective Amendment No. 26”).

(e) (2)	Form of Distribution Agreement with Citigroup Global Markets Inc., (“CGM”), is incorporated by reference to Post-Effective Amendment No. 28.

(f)	Not Applicable.

(g)	Form of Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated as of June 29, 2001 is incorporated by reference to Post-Effective Amendment No. 30 dated November 22, 2002.

(h) (1)	Administration Agreement dated April 20, 1994 between the Registrant and SBFM (formerly, Smith, Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 20.

(h) (2)	Form of Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citicorp Trust Bank, fsb (“Citicorp Trust”) is incorporated by reference to Post-Effective Amendment No. 28.

(h) (3)	Form of Sub-Transfer Agency Agreement dated October 1, 1999 between Citicorp Trust and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 28.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Not Applicable.

(m)	Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and CGM, is incorporated by reference to Post-Effective Amendment No. 32.

(n)	Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 25.

(p) (1)	Code of Ethics of Citigroup Asset Management (“CAM”) is incorporated by reference to Post-Effective Amendment No. 28.

(p) (2)	Code of Ethics of CGM is incorporated by reference to Post-Effective Amendment No. 31.

(p) (3)	Code of Ethics of CAM Ltd. to be filed by Amendment.

Item 23.	Persons Controlled by or under Common Control with Registrant

None

Item 24.	Indemnification

Response to this item is incorporated by reference to Post-Effective Amendment No. 13.

Item 25.	Business and Other Connections of Investment Adviser — SBFM

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of CGM which in turn is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”), SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act
(SEC File No. 801-8314).

Item 26.	Principal Underwriters

(a)	CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b)	The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

Item 27.	Location of Accounts and Records

(1)	Smith Barney Managed Governments Fund Inc. 125 Broad Street New York, New York 10004

(2)	Smith Barney Fund Management LLC 399 Park Avenue New York, New York 10022

(3)	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

(4)	Citicorp Trust Bank, fsb. 125 Broad Street New York, New York 10004

(5)	PFPC Inc. P. O. Box 9699 Providence, RI 02940-9699

(6)	Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Item 28.	Management Services

Not applicable.

Item 29.	Undertakings

(a)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED GOVERNMENTS FUND INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State & New York on the 11th day of March, 2005.

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken,
Chairman of the Board

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
By:	/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board (Chief Executive Officer)	March 11, 2005

/s/ Kaprel Ozsolak Kaprel Ozsolak		Treasurer (Chief Financial and Accounting Officer)	March 11, 2005

/s/ Dwight Crane* Dwight Crane		Director	March 11, 2005

/s/ Burt N. Dorsett* Burt N. Dorsett		Director	March 11, 2005

/s/ Elliot S. Jaffe* Elliot S. Jaffe		Director	March 11, 2005

/s/ Stephen Kaufman* Stephen Kaufman		Director	March 11, 2005

/s/ Cornelius C. Rose, Jr.* Cornelius C. Rose, Jr.		Director	March 11, 2005

Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ Dwight B. Crane	/s/ Burt N. Dorsett
Dwight B. Crane	Burt N. Dorsett

/s/ Elliott S. Jaffe	/s/ Stephen E. Kaufman
Elliott S. Jaffe	Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

EXHIBIT INDEX

Exhibit No.	Exhibit